PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2013
Cost:
Computers and peripheral equipment	$3,322	$3,022
Office furniture and equipment	608	492
Leasehold improvements	782	752

	4,712	4,266

Accumulated depreciation	3,732	3,387

Property and equipment, net	$980	$879

As for charges on the Company's property and equipment, see Note 8.